SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets- (Details) (USD $)	12 Months Ended		48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2016
Details
Value of customer contracts and franchises	$ 11,595,475
License to energy conservation technology		277,000
Amortization expense, intangible assets	2,342,178	1,114,648
Annual amortization expense			$ 2,319,075